ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS

29. ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS

        The Company performed a test on the restricted net assets of consolidated subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), "General Notes to Financial Statements" and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2012. Therefore the separate condensed financial statements of the Company should be presented with the Company's investments in its subsidiary under the equity method of accounting

        The Company was incorporated in the Cayman Islands on November 30, 2005, by IFM Holding Company Ltd., a Cayman Islands exempt company. IFM Holding was a wholly-owned subsidiary of Maxpro International Enterprise, Inc. ("Maxpro"), a New York corporation. Maxpro was 100% owned by Mr. Donald Zhang through D&M Capital Corporation.

        The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

        The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2012.

        Operating expenses for the Company for the years ended December 31, 2010, 2011 and 2012 included share-based compensation as a result of the options granted to employees of the Company in 2010, 2011 and 2012. Total share-based compensation for the years ended December 31, 2010, 2011 and 2012 were approximately RMB16,860,000, RMB3,234,000 and RMB3,465,000 respectively.

Financial information of parent company
Condensed Balance Sheets
(in thousands, except par value)

	December 31,
	2011 RMB	2012 RMB	2012 US$
			(Note 2(c))
ASSETS
Current assets:
Cash and cash equivalents	34,080	21,453	3,443
Restricted cash	-	-	-
Amounts due from subsidiaries, associates and related parties	124,964	118,009	18,942
Prepaid expenses and other current assets	1,906	1,057	170

Total current assets	160,950	140,519	22,555

Non-current assets:
Long-term investments	265,656	225,859	36,253

Total assets	426,606	366,378	58,808

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	5,915	2,376	382
Amounts due to subsidiaries, associates and related parties	14,645	9,708	1,558

Total liabilities	20,560	12,084	1,940

Shareholders' equity:
Class A ordinary shares (US$0.001 par value, 3,133,000 and 3,133,000 shares authorized, 667,672 and 667,672 shares issued and outstanding as of December 31, 2011and 2012, respectively)	4,939	4,939	793
Treasury stock	-	-	-
Additional paid-in capital	1,033,892	1,035,651	166,233
Statutory reserves	5,595	5,595	898
Accumulated deficit	(638,380)	(691,891)	(111,056)

Total shareholders' equity	406,046	354,294	56,868

Total liabilities and shareholders' equity	426,606	366,378	58,808

Financial information of parent company
Condensed Statements of Operations
(in thousands)

	Years Ended December 31,
	2010 RMB	2011 RMB	2012 RMB	2012 US$
				(Note 2(c))
Costs and expenses:
Selling, general and administrative expenses	(24,903)	(5,611)	(15,263)	(2,450)
Net change in fair value	-	-	1,536	247

Total costs and expenses	(24,903)	(5,611)	(13,727)	(2,203)

Loss from operations	(24,903)	(5,611)	(13,727)	(2,203)
Interest income	597	212	61	10
Foreign currency exchange gain (loss)	(3,350)	(1,981)	(48)	(8)

Loss before share of subsidiaries' and associates' (loss) income	(27,656)	(7,380)	(13,714)	(2,201)
Share of subsidiaries' and associates' income (loss)	(134,582)	(329,135)	(39,797)	(6,387)

Net income (loss)	(162,238)	(336,515)	(53,511)	(8,588)
Accretion of convertible redeemable preferred shares	(1,213)	-	-	-
Income allocated to participating preferred shareholders	-	-	-	-

Net income (loss) attributable to ordinary shareholders	(163,451)	(336,515)	(53,511)	(8,588)

Condensed Statements of Cash Flows
(in thousands)

	Years Ended December 31,
	2010 RMB	2011 RMB	2012 RMB	2012 US$
				(Note 2(c))
Net cash used in operating activities	(7,800)	(31,020)	(12,525)	(2,010)
Net cash used in investing activities	(410,569)	-	-	-
Cash flow from financing activities:
Share repurchase	(26,816)	(15,332)	-	-
Payment of initial public offering costs	(13,572)	(1,315)	-	-
Proceeds from issuance of ordinary shares upon initial public offering	557,455	-	-	-
Proceeds from issuance of ordinary shares upon exercise of share options	2,664	583	-	-
Repayments of short-term borrowing to subsidiaries	(25,760)	-	-	-
Net cash (used in) provided by financing activities	493,971	(16,064)	-	-
Effect of exchange rate changes on cash and cash equivalents	(1,394)	(1,942)	(102)	(16)

Net (decrease) increase in cash and cash equivalents	74,208	(49,026)	(12,627)	(2,026)
Cash and cash equivalents at the beginning of year	8,898	83,106	34,080	5,469

Cash and cash equivalents at the end of year	83,106	34,080	21,453	3,443